Non-controlling interests - Schedule Of Non-controlling Interest (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Noncontrolling Interest [Line Items]
Acquisition of additional equity interests in subsidiaries		¥ (26,897)	¥ (18,699)	¥ (26,431)
Loan receivable converted		¥ 441,000
Noncash Acquisition, Interest Acquired	19.20%	19.20%
Capital contribution to non-wholly owned subsidiaries	$ 14,059	¥ 97,875
Capital contribution from non-controlling interests shareholders		107,950	1,000
Non-controlling interests arising from the acquisition of Shan Shan Outlet		314,537
Non-controlling interests
Noncontrolling Interest [Line Items]
Acquisition of additional equity interests in subsidiaries		(16,400)	(12,764)	¥ (36,345)
Capital contribution to non-wholly owned subsidiaries		(97,875)
Capital contribution from non-controlling interests shareholders		107,950	¥ 1,000
Non-controlling interests arising from the acquisition of Shan Shan Outlet		¥ 314,537
Qingdao West Coast Bonded Logistics Center Supply Chain Management Co., Ltd
Noncontrolling Interest [Line Items]
Ownership Percentage Held By Parent	51.00%	51.00%
Xinjiang Shan Shan Outlets Shopping Mall Co., Ltd
Noncontrolling Interest [Line Items]
Ownership Percentage Held By Parent	80.00%	80.00%
Hengyang Shan Shan Outlets Shopping Mall Co., Ltd
Noncontrolling Interest [Line Items]
Ownership Percentage Held By Parent	60.00%	60.00%
Shenyang Shan Shan Outlets Shopping Mall Co., Ltd
Noncontrolling Interest [Line Items]
Ownership Percentage Held By Parent	70.00%	70.00%
Shan Shan Subsidiary One
Noncontrolling Interest [Line Items]
Ownership Percentage Held By Parent	70.00%	70.00%
Non-controlling interests arising from the acquisition of Shan Shan Outlet		¥ 159,373
Shan Shan Subsidiary Two
Noncontrolling Interest [Line Items]
Ownership Percentage Held By Parent	75.00%	75.00%
Non-controlling interests arising from the acquisition of Shan Shan Outlet		¥ 81,784
Shan Shan Subsidiary Three
Noncontrolling Interest [Line Items]
Ownership Percentage Held By Parent	80.00%	80.00%
Non-controlling interests arising from the acquisition of Shan Shan Outlet		¥ 29,257
Shan Shan Subsidiary Four
Noncontrolling Interest [Line Items]
Ownership Percentage Held By Parent	60.00%	60.00%
Non-controlling interests arising from the acquisition of Shan Shan Outlet		¥ 21,860
Shan Shan Subsidiary Five
Noncontrolling Interest [Line Items]
Ownership Percentage Held By Parent	70.00%	70.00%
Non-controlling interests arising from the acquisition of Shan Shan Outlet		¥ 300
Shan Shan Subsidiary Six
Noncontrolling Interest [Line Items]
Ownership Percentage Held By Parent	90.00%	90.00%
Non-controlling interests arising from the acquisition of Shan Shan Outlet		¥ 17,455
Shan Shan Subsidiary Seven
Noncontrolling Interest [Line Items]
Ownership Percentage Held By Parent	75.00%	75.00%
Non-controlling interests arising from the acquisition of Shan Shan Outlet		¥ 4,508
Subsidiary
Noncontrolling Interest [Line Items]
Ownership Percentage Held By Parent	99.70%	99.70%